Derivative Instruments and Hedging Activities-Balance Sheet (Detail) (USD $)	Mar. 01, 2015		Nov. 30, 2014		Nov. 24, 2013
Long [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Forward foreign exchange contracts	$ 544,400,000		$ 470,500,000
Short [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Forward foreign exchange contracts	292,500,000		305,700,000
Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, gross asset	26,417,000		15,555,000		8,600,000
Derivative asset, gross liability	(4,577,000)		(6,908,000)		(4,880,000)
Derivative asset, net	21,840,000		8,647,000		3,720,000
Derivative Liability, gross liability	(6,038,000)		(9,587,000)		(5,855,000)
Derivative liability, gross asset	4,577,000		6,908,000		4,880,000
Derivative Liability, net	(1,461,000)		(2,679,000)		(975,000)
Derivative, Fair Value, Net	20,379,000		5,968,000		2,745,000
Embedded Derivative Financial Instruments [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, gross asset	1,046,000		1,865,000		3,425,000
Derivative asset, gross liability	0		0		0
Derivative asset, net	1,046,000		1,865,000		3,425,000
Derivative Liability, gross liability	(8,210,000)		(7,675,000)		(1,360,000)
Derivative liability, gross asset	0		0		0
Derivative Liability, net	(8,210,000)		(7,675,000)		(1,360,000)
Derivative, Fair Value, Net	(7,164,000)		(5,810,000)		2,065,000
Carrying Value [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Hedging assets			0		0
Hedging liabilities			(10,195,000)		(424,994,000)
Carrying Value [Member] | Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, net	27,463,000		17,420,000		12,025,000
Derivative Liability, net	(14,248,000)		(17,262,000)		(7,215,000)
Carrying Value [Member] | Other assets [Member] | Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, gross asset	25,338,000	[1]	15,587,000	[1]	11,145,000
Derivative liability, gross asset	(2,452,000)	[1]	(5,076,000)	[1]	(4,000,000)
Derivative asset, Net Carrying Value	22,886,000	[1]	10,511,000	[1]	7,145,000
Carrying Value [Member] | Other accrued liabilities [Member] | Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, gross liability	(2,125,000)	[2]	(1,833,000)	[2]	(880,000)
Derivative Liability, gross liability	(11,796,000)	[2]	(12,186,000)	[2]	(3,215,000)
Derivative liability, Net Carrying Value	(9,671,000)	[2]	(10,353,000)	[2]	(2,335,000)
Bonds [Member] | 4.25% Yen-denominated Eurobonds, due 2016 [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Stated interest rate	4.25%		4.25%
Bonds [Member] | 4.25% Yen-denominated Eurobonds, due 2016 [Member] | Carrying Value [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Hedging assets	0		0		0
Hedging liabilities	(9,714,000)		(10,195,000)		(20,564,000)
Senior notes [Member] | 7.75% Euro senior notes due 2018 [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Stated interest rate			7.75%
Senior notes [Member] | 7.75% Euro senior notes due 2018 [Member] | Carrying Value [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Hedging assets			0		0
Hedging liabilities			$ 0		$ (404,430,000)

[1]	Included in "Other current assets" or "Other non-current assets" on the Company's consolidated balance sheets.
[2]	Included in "Other accrued liabilities" on the Company's consolidated balance sheets.